Consolidated Statements of Comprehensive (Loss) Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 7,149,860	$ 6,783,999	$ 7,217,847
Other comprehensive (loss) income
Unrealized holding (losses) gains on available-for-sale securities	(40,399,686)	307,841	11,306,672
Income tax effect	15,069,083	(114,825)	(4,217,388)
Net unrealized (losses) gains	(25,330,603)	193,016	7,089,284
Reclassification adjustment for gains included in net income	(423,388)	(459,934)	(715,223)
Income tax effect	157,924	171,555	266,778
Net gains included in net income	(265,464)	(288,379)	(448,445)
Total other comprehensive (loss) income	(25,596,067)	(95,363)	6,640,839
Comprehensive (loss) income	$ (18,446,207)	$ 6,688,636	$ 13,858,686